Analysis of the net investment in business interests and intangible assets	12 Months Ended
Dec. 31, 2025
Analysis of the net investment in business interests and intangible assets
Analysis of the net investment in business interests and intangible assets

27 Analysis of the net investment in business interests and intangible assets

This note shows cash flows relating to obtaining or losing significant influence in associates or control of subsidiaries and net assets and liabilities purchased and sold.

These cash flows are presented as investing activities on the cash flow statement.

	2025	2024	2023
	£m	£m	£m
Fair value given for business acquired	—	—	(139)
Acquisition of interest in associates	(14)	(4)	—
Additional investment in associates	—	(1)	(5)
Cash paid for assets and liabilities purchased	244	(2,296)	—
Net inflow/(outflow) of cash in respect of acquisitions	230	(2,301)	(144)

Disposal of net assets and liabilities	—	1,003	5,560
Loss on disposal of net assets and liabilities	—	(8)	(87)
Net inflow of cash in respect of disposals	—	995	5,473

Dividends received from associate	19	1	16
Net cash expenditure on intangible assets	(617)	(614)	(744)
Net (outflow)/inflow of cash	(368)	(1,919)	4,601